Goodwill and Intangibles - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ (7.0)	€ (6.5)	€ (7.8)
Discount rate	8.20%	8.00%
Long-term growth rate	1.00%	1.00%
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ 7.0	€ 6.5	€ 7.8